SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Insurance	$ 89,136	$ 526,555
Prepaid other	554,590	214,493
Deposits	4,989,078	4,016,052
Prepaid expenses and deposits	$ 5,632,804	$ 4,757,100